Fair Value of Financial Instruments - Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value on Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Financial liabilities
Compound derivative liability	$ 43	$ 51
Warrant liability		361
Money Market Funds
Financial liabilities
Money market funds	90,114
Level 1 | Money Market Funds
Financial liabilities
Money market funds	90,114
Level 3
Financial liabilities
Compound derivative liability	$ 43	51
Warrant liability		361
Predecessor Company
Financial liabilities
Compound derivative liability		51
Warrant liability		361
Predecessor Company | Level 3
Financial liabilities
Compound derivative liability		51
Warrant liability		$ 361